1-33912

NYSE Regulation CERTPAC

VIA FACSIMILE AND U.S. MAIL
October 29, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: WisdomTree Trust

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on September 26, 2007) an application from the above-referenced issuer and has approved the following Shares of Beneficial Interest, $0.001 par value, of the following funds for listing on NYSE Arca, Inc. ("Exchange"):

WisdomTree Emerging Markets High-Yielding Equity Fund
WisdomTree International Health Care Sector Fund
WisdomTree International Technology Sector Fund
WisdomTree International Utilities Sector Fund
WisdomTree International Industrial Sector Fund
WisdomTree International Communications Sector Fund
WisdomTree International Energy Sector Fund
WisdomTree International Consumer Non-Cyclical Sector Fund
WisdomTree International Financial Sector Fund

PROCESSED
NOV 02 2007
THOMSON FINANCIAL

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the enclosed self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

cc: Ms. Lynn Eslin, Division of Investment Management, SEC
Mr. Richard Morris, Deputy General Counsel, WisdomTree Investments, Inc., 48 Wall Street, 11th Floor, New York, New York 10005

1350487

07055558

END